Income Taxes	12 Months Ended
Mar. 31, 2012
Income Taxes [Abstract]
Income Taxes

NOTE 11 - INCOME TAXES

The components of income taxes are summarized as follows:

	Years Ended March 31,
	2012	2011	2010
	(In Thousands)
Current tax expense:
Federal income	$3,804	$4,592	$2,918
State income	636	271	304

Total Current Income Tax Expense	4,440	4,863	3,222
Deferred tax (benefit) expense:
Federal income	(313)	(501)	(160)
State income	48	514	84

Total Deferred Income Tax (Benefit) Expense	(265)	13	(76)

Total Income Tax Expense	$4,175	$4,876	$3,146

The following table presents a reconciliation between the reported income tax expense and the income tax expense which would be computed by applying the normal federal income tax rate of 34% to income before income taxes:

	Years Ended March 31,
	2012	2011	2010
	(Dollars In Thousands)
Federal income tax at the statutory rate	$4,098	$4,654	$3,211
Increase (decrease) in income taxes resulting from:
New Jersey income tax, net of federal income tax effect	451	518	256
Bank owned life insurance income	(293)	(299)	(302)
Incentive stock option expense	4	6	7
Change in tax rate	(79)	—	—
Other, net	(6)	(3)	(26)

Total Income Tax Expense	$4,175	$4,876	$3,146

Effective income tax rate	34.6%	35.6%	33.3%

Deferred tax assets and liabilities consisted of the following:

	March 31,
	2012	2011
	(In Thousands)
Deferred income tax assets:
Pension costs	$1,033	$957
Allowance for loan losses	854	751
Benefit plans	21	21
Depreciation	174	188
Post-retirement benefits and healthcare obligations	303	122
Non-qualified benefit plans	573	515
Employee Stock Ownership Plan	334	323
Supplemental Executive Retirement Plan	134	119
NJ net operating loss carryforwards	—	41
NJ AMA carryover	—	33
Writedown on land held for sale	226	159
Other	230	207

Total Deferred Tax Assets	3,882	3,436
Deferred income tax liabilities:
Net unrealized gain on securities available for sale	(730)	(687)

Net Deferred Tax Asset Included in Other Assets	$3,152	$2,749

Retained earnings at March 31, 2012 and 2011, includes approximately $6.4 million of tax bad debt deductions for which deferred taxes have not been provided. Reduction of such amount for purposes other than bad debt losses, including non-dividend distributions, will result in income for tax purposes only, and will be subject to income tax at the then current rate. The Company does not intend to make non-dividend distributions that would result in a recapture of any portion of its bad debt reserves.